UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4304

Exact name of registrant as specified in charter: Delaware Group Government Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

1

Item 1.

Semiannual Report	Delaware
Core Plus Bond Fund
(Formerly Delaware
American Government
Bond Fund)
January 31, 2007

Prior to Feb. 1, 2007, the Delaware Core Plus Bond Fund was named the Delaware American Government Bond Fund. At the close of business on Jan. 31, 2007, the Fund’s investment goal, strategies, and policies changed. This conversion to a “core plus” investment program essentially created a different Fund that does not primarily invest in U.S. government fixed income securities. These changes are significant, impact fees, and present additional investment risk. In addition, these changes may impact future performance and create tax implications. For more information about the Fund, please obtain a copy of the Fund’s prospectus by calling 800 523-1918 or by visiting www.delawareinvestments.com.

                                           Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of assets and liabilities	7
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	15
> About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2006 to January 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 to January 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Core Plus Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratio	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,029.30	1.07%	$5.47
Class B	1,000.00	1,025.70	1.77%	9.04
Class C	1,000.00	1,025.70	1.77%	9.04
Class R	1,000.00	1,028.20	1.27%	6.49
Institutional Class	1,000.00	1,030.80	0.77%	3.94
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.81	1.07%	$5.45
Class B	1,000.00	1,016.28	1.77%	9.00
Class C	1,000.00	1,016.28	1.77%	9.00
Class R	1,000.00	1,018.80	1.27%	6.46
Institutional Class	1,000.00	1,021.32	0.77%	3.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

1

Sector allocation and credit quality breakdown

Delaware Core Plus Bond Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Agency Collateralized Mortgage Obligations	6.75%
Agency Mortgage-Backed Securities	28.28%
Agency Obligations	2.44%
Commercial Mortgage-Backed Securities	3.64%
Corporate Bonds	1.39%
Banking	1.39%
Municipal Bonds	0.36%
Non-Agency Asset-Backed Securities	1.36%
Non-Agency Collateralized Mortgage Obligations	7.93%
U.S. Treasury Obligations	52.52%
Repurchase Agreements	1.18%
Total Value of Securities	105.85%
Liabilities Net of Receivables and Other Assets	(5.85%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	98.34%
AA	1.50%
A	0.16%
Total	100.00%

2

Statement of net assets

Delaware Core Plus Bond Fund

January 31, 2007 (Unaudited)

	Principal
	Amount	Value
Agency Collateralized Mortgage Obligations – 6.75%
Fannie Mae
Series 1988-15 A 9.00% 6/25/18	$1,818	$1,925
Series 1996-46 ZA 7.50% 11/25/26	223,561	230,575
Series 2001-50 BA 7.00% 10/25/41	264,115	270,471
Series 2003-122 AJ 4.50% 2/25/28	196,354	191,281
Series 2005-110 MB 5.50% 9/25/35	1,470,000	1,473,421
•Series 2006-M2 A2F 5.259% 5/25/20	705,000	690,054
Fannie Mae Grantor Trust
Series 2001-T8 A2 9.50% 7/25/41	555,855	596,231
Series 2001-T10 A1 7.00% 12/25/41	280,374	287,036
Series 2002-T1 A2 7.00% 11/25/31	160,233	164,175
Fannie Mae Strip
Series 35-2 12.00% 7/1/18	104,615	119,954
Series C-2 12.00% 5/1/09	96,575	101,221
Series D-2 11.00% 4/1/09	57,364	58,700
Series F-2 11.50% 5/1/09	40,499	41,980
Series H-2 11.50% 5/1/09	68,099	70,609
Series J-1 7.00% 11/1/10	5,546	5,589
Fannie Mae Whole Loan
Series 2002-W1 2A 7.50% 2/25/42	166,487	172,074
Series 2004-W9 2A1 6.50% 2/25/44	204,788	208,685
Freddie Mac
Series 2552 KB 4.25% 6/15/27	360,018	356,636
Series 2662 MA 4.50% 10/15/31	348,363	341,104
Series 3005 ED 5.00% 7/15/25	365,000	343,222
Series 3063 PC 5.00% 2/15/29	1,065,000	1,049,143
◆Freddie Mac Structured
Pass Through Securities
Series T-42 A5 7.50% 2/25/42	59,898	61,977
Series T-58 2A 6.50% 9/25/43	1,168,112	1,188,353
Total Agency Collateralized Mortgage Obligations
(cost $8,200,566)		8,024,416

Agency Mortgage-Backed Securities – 28.28%
Fannie Mae
5.50% 1/1/13	411,000	410,008
6.215% 6/1/08	618,870	620,141
10.50% 6/1/30	11,474	12,909
•Fannie Mae ARM
5.065% 8/1/35	431,336	424,088
5.905% 4/1/36	1,195,033	1,205,038
6.182% 6/1/36	858,274	868,600
6.243% 7/1/36	716,328	726,482
6.317% 7/1/36	740,544	751,851
6.357% 8/1/36	395,334	401,580
6.365% 4/1/36	355,046	360,192
Fannie Mae Relocation 15 yr
4.00% 9/1/20	553,016	516,940
Fannie Mae Relocation 30 yr
5.00% 9/1/33 to 11/1/33	1,565,862	1,516,873
Fannie Mae S.F. 15 yr
6.50% 6/1/16	30	31
8.00% 10/1/16	387,751	401,749
Fannie Mae S.F. 15 yr TBA
6.00% 2/1/37	550,000	556,188
Fannie Mae S.F. 30 yr
8.00% 2/1/30	23,433	24,700
10.00% 7/1/20 to 2/1/25	586,534	642,955
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/37	900,000	863,719
5.50% 2/1/37	13,545,000	13,324,893
6.00% 2/15/37	1,255,000	1,259,705
Freddie Mac 6.00% 1/1/17	245,871	247,331
Freddie Mac Relocation 15 yr
3.50% 9/1/18 to 10/1/18	2,447,166	2,260,352
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,011,981	1,955,942
Freddie Mac S.F. 30 yr
7.00% 11/1/33	113,271	116,828
8.00% 5/1/11 to 5/1/31	404,405	420,059
8.50% 12/1/09	7,245	7,396
9.00% 9/1/30	133,423	144,587
10.00% 1/1/19	26,961	29,468
11.50% 6/1/15 to 3/1/16	150,329	167,691
GNMA I GPM
11.00% 3/15/13	31,163	33,876
12.00% 1/15/13	6,411	7,115
12.25% 3/15/14	10,550	11,590
GNMA I S.F. 15 yr 6.50% 7/15/14	80,530	82,461
GNMA I S.F. 30 yr
6.00% 4/15/33	606,550	613,062
7.00% 5/15/28	348,130	360,413
7.50% 12/15/23 to 1/15/32	420,760	438,877
8.00% 5/15/30	40,040	42,400
9.50% 9/15/17 to 3/15/23	213,062	231,614
10.00% 9/15/18	12,279	13,530
11.00% 12/15/09 to 9/15/15	112,065	120,902
11.50% 7/15/15	6,112	6,808
12.00% 12/15/12 to 11/15/15	393,052	436,618
12.50% 5/15/10 to 1/15/16	70,430	77,931
GNMA II GPM 10.75% 3/20/16	7,922	8,658
GNMA II S.F. 30 yr
6.00% 11/20/28	194,808	196,673
6.50% 2/20/30	263,372	269,831
7.50% 9/20/30	50,529	52,541
8.00% 6/20/30	25,654	27,063
10.00% 11/20/15 to 6/20/21	66,332	72,961
10.50% 3/20/16 to 2/20/21	77,422	85,801
11.00% 5/20/15 to 7/20/19	47,180	51,842
12.00% 3/20/14 to 5/20/15	12,211	13,647
12.50% 10/20/13 to 7/20/15	92,600	101,948
Total Agency Mortgage-Backed
Securities (cost $33,764,634)		33,596,458

(continues)     3

Statement of net assets

Delaware Core Plus Bond Fund

	Principal
	Amount	Value
Agency Obligations – 2.44%
^Financing Corporation Interest Strip
CPN 5.319% 10/6/15	$653,000	$419,925
CPN 5.45% 2/8/13	752,000	556,300
CPN 5.46% 8/8/13	752,000	542,812
CPN A 5.486% 2/8/14	752,000	527,766
CPN 19 5.119% 12/6/10	520,000	429,200
CPN 19 5.351% 6/6/16	120,000	74,369
Freddie Mac 4.75% 1/19/16	355,000	345,784
Total Agency Obligations
(cost $2,856,158)		2,896,156

Commercial Mortgage-Backed Securities – 3.64%
Bank of America Commercial
Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	460,000	471,423
Series 2006-4 A4 5.634% 7/10/46	325,000	327,420
#Credit Suisse First Boston Mortgage
Securities Series 2001-SPGA A2
144A 6.515% 8/13/18	1,505,000	1,572,734
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.555% 2/15/39	115,000	115,423
GS Mortgage Securities II
Series 2006-GG8 A4
5.56% 11/10/39	330,000	330,872
•#Series 2006-RR3 A1S 144A
5.659% 7/18/56	385,000	386,640
•JPMorgan Chase Commercial
Mortgage Securities
Series 2006-LDP7 AJ 5.876% 4/15/45	135,000	138,609
#Series 2006-RR1A A1 144A
5.455% 10/18/52	125,000	124,160
Merrill Lynch Mortgage Trust Series
2005-CIP1 A2 4.96% 7/12/38	540,000	532,399
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	130,000	129,975
Series 2006-1 C 5.707% 2/15/36	195,000	194,965
Total Commercial Mortgage-Backed
Securities (cost $4,344,562)		4,324,620

Corporate Bonds – 1.39%
Banking – 1.39%
CitiFinancial 10.00% 5/15/09	1,500,000	1,648,814
Total Corporate Bonds
(cost $1,963,125)		1,648,814

Municipal Bonds – 0.36%
•Massachusetts State Special
Obligation Revenue Loan
3.679% 6/1/22 (FSA)	400,000	426,140
Total Municipal Bonds
(cost $437,632)		426,140

Non-Agency Asset-Backed Securities – 1.36%
•Countrywide Asset-Backed Certificates
Series 2006-S7 A3
5.712% 11/25/35	695,000	691,345
Series 2006-S9 A3
5.728% 8/25/36	315,000	312,768
Credit-Based Asset Servicing and
Securitization Series 2007-CB1
AF2 5.721% 1/25/37	225,000	224,894
#Dunkin Securitization Series 2006-1
A2 144A 5.779% 6/20/31	385,000	390,025
Total Non-Agency Asset-Backed
Securities (cost $1,622,854)		1,619,032

Non-Agency Collateralized Mortgage Obligations – 7.93%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	1,205,676	1,204,169
Series 2004-11 1CB1 6.00% 12/25/34	888,450	890,071
Series 2005-5 2CB1 6.00% 6/25/35	228,943	228,586
•Bear Stearns Alternative A Trust Series
2006-3 33A1 6.185% 5/25/36	476,515	481,475
Bear Stearns Asset Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35	377,173	375,758
Countrywide Alternative Loan
Trust Series 2006-2CB A3
5.50% 3/25/36	331,488	331,620
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.191% 5/25/35	372,083	365,006
#GSMPS Mortgage Loan Trust 144A
Series 1998-2 A 7.75% 5/19/27	212,427	221,899
Series 1999-3 A 8.00% 8/19/29	447,842	470,446
Series 2005-RP1 1A4
8.50% 1/25/35	484,958	515,750
Lehman Mortgage Trust Series 2005-2
2A3 5.50% 12/25/35	391,974	391,034
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A
8.00% 8/25/34	335,865	353,170
•Nomura Asset Acceptance Series
2006-AF1 1A2 6.159% 5/25/36	1,355,000	1,366,164
Residential Asset Mortgage
Products Series 2004-SL1 A3
7.00% 11/25/31	171,552	174,031
Structured Asset Securities Series
2004-12H 1A 6.00% 5/25/34	452,398	451,691
◆Washington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	208,079	207,104
Series 2005-1 6A2 6.50% 3/25/35	42,090	42,446

4

	Principal
	Amount	Value
Non-Agency Collateralized Mortgage Obligations (continued)
•Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR4 2A1
5.784% 4/25/36	$678,803	$676,732
Series 2006-AR6 7A1
5.11% 3/25/36	692,430	676,895
Total Non-Agency Collateralized
Mortgage Obligations
(cost $9,531,151)		9,424,047

U.S. Treasury Obligations – 52.52%
U.S. Treasury Bonds 4.50% 2/15/36	5,470,000	5,114,455
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	1,035,586	971,468
2.375% 1/15/27	224,827	223,729
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	670,670	652,934
2.375% 4/15/11	233,503	232,947
2.50% 7/15/16	119,747	120,903
3.00% 7/15/12	3,810,544	3,930,816
3.625% 1/15/08	193,333	195,267
U.S. Treasury Notes
4.625% 11/15/09 to 11/15/16	40,300,000	39,778,485
¥4.875% 8/15/16	8,035,000	8,061,371
^U.S. Treasury Strip 4.106% 11/15/13	4,295,000	3,112,522
Total U.S. Treasury Obligations
(cost $63,012,811)		62,394,897

Repurchase Agreements – 1.18%
With BNP Paribas 5.21% 2/1/07
(dated 1/31/07, to be repurchased
at $697,101, collateralized by
$217,000 U.S. Treasury Notes
3.50% due 8/15/09, market value
$213,376, $473,000 U.S. Treasury
Notes 6.00% due 8/15/09, market
value $497,827)	697,000	697,000
With Cantor Fitzgerald 5.19% 2/1/07
(dated 1/31/07, to be repurchased
at $202,029, collateralized by
$180,000 U.S. Treasury Bills due
5/24/07, market value $177,320,
$30,000 U.S. Treasury Bills due
7/12/07, market value $29,094)	202,000	202,000
With UBS Warburg 5.21% 2/1/07
(dated 1/31/07, to be repurchased
at $506,073, collateralized by
$526,000 U.S. Treasury Notes
3.50% due 8/15/09, market value
$516,714)	506,000	506,000
Total Repurchase Agreements
(cost $1,405,000)		1,405,000

Total Value of Securities – 105.85%
(cost $127,138,493)		$125,759,580
Liabilities Net of Receivables and
Other Assets – (5.85%)		(6,945,875)
Net Assets Applicable to 16,080,635
Shares Outstanding – 100.00%		$118,813,705

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($70,455,190 / 9,535,498 Shares)		$7.39
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($13,330,375 / 1,804,478 Shares)		$7.39
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($5,373,123 / 727,191 Shares)		$7.39
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($222,854/ 30,132 Shares)		$7.40
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($29,432,163 / 3,983,336 Shares)		$7.39

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$141,125,324
Undistributed net investment income		67
Accumulated net realized loss on investments		(20,960,535)
Net unrealized depreciation of investments		(1,351,151)
Total net assets		$118,813,705

•	Variable rate security. The rate shown is the rate as of January 31, 2007.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $4,359,764, which represented 3.67% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements.”

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CPN — Coupon
FSA — Insured by Financial Security Assurance
GPM — Graduate Payment Mortgage
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
S.F. — Single Family
TBA — To Be Announced
yr — Year

(continues)     5

Statement of net assets

Delaware Core Plus Bond Fund

Net Asset Value and Offering Price Per Share –
	Delaware Core Plus Bond Fund
Net asset value Class A (A)		$7.39
Sales charge (4.50% of offering price) (B)		0.35
Offering price		$7.74

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following futures contracts and swap contracts were outstanding at January 31, 2007:

Futures Contracts1

	Notional			Unrealized
Contracts to	Cost	Notional	Expiration	Appreciation
Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
6 U.S. Treasury
2 year Notes	$1,225,533	$1,221,563	3/31/07	$(3,970)
(106) U.S. Treasury
5 year Notes	(11,102,355)	(11,080,313)	3/31/07	22,042
				$18,072

Swap Contracts[2]
Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
$ 1,890,000	2/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of plus 0.05%.	$ 9,690

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to Financial Statements.”
2 See Note 9 in “Notes to Financial Statements.”

See accompanying notes

6

Statement of assets and liabilities

Delaware Core Plus Bond Fund

January 31, 2007 (Unaudited)

Assets:
Investments at value (cost $127,138,493)	$125,759,580
Receivable for securities sold	39,667,627
Interest receivable	1,016,021
Subscriptions receivable	16,180
Total return swap contracts, at value	9,690
Total assets	166,469,098

Liabilities:
Cash overdraft	1,575
Payable for securities purchased	46,636,135
Variation margin payable on future contracts	18,938
Liquidations payable	744,648
Distributions payable	125,400
Due to manager and affiliates	109,648
Other accrued expenses	19,049
Total liabilities	47,655,393

Total Net Assets	$118,813,705

See accompanying notes

7

Statement of operations

Delaware Core Plus Bond Fund

Six Months Ended January 31, 2007 (Unaudited)

Investment Income:
Interest		$ 3,007,835

Expenses:
Management fees	$ 346,257
Distribution expenses – Class A	113,713
Distribution expenses – Class B	74,430
Distribution expenses – Class C	28,394
Distribution expenses – Class R	1,002
Dividend disbursing and transfer agent fees and expenses	119,067
Registration fees	33,091
Custodian fees	28,919
Reports and statements to shareholders	26,453
Accounting and administration expenses	25,182
Trustees’ fees and benefits	19,527
Legal fees	17,242
Audit and tax	8,210
Pricing fees	4,068
Insurance fees	1,533
Consulting fees	1,314
Trustees expenses	325
Dues and services	317
Taxes (other than taxes on income)	163	849,207
Less expenses absorbed or waived		(148,522)
Less waived distribution expenses – Class R		(167)
Less expense paid indirectly		(848)
Total operating expenses		699,670
Net Investment Income		2,308,165

Net Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments		449,789
Futures contracts		257,267
Swap contracts		1,321
Net realized gain		708,377
Net change in unrealized appreciation/depreciation of investments		550,791
Net Realized and Unrealized Gain on Investments		1,259,168

Net Increase in Net Assets Resulting from Operations		$ 3,567,333

See accompanying notes

8

Statements of changes in net assets

Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,308,165	$5,062,138
Net realized gain (loss) on investments	708,377	(3,897,059)
Net change in unrealized appreciation/depreciation of investments	550,791	(1,450,608)
Net increase (decrease) in net assets resulting from operations	3,567,333	(285,529)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,565,442)	(3,892,185)
Class B	(255,798)	(707,027)
Class C	(97,339)	(248,836)
Class R	(6,543)	(10,732)
Institutional Class	(647,977)	(1,235,388)
	(2,573,099)	(6,094,168)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,575,170	8,168,278
Class B	839,687	1,343,108
Class C	267,783	1,863,899
Class R	45,816	298,767
Institutional Class	2,594,657	7,450,690

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,166,722	2,913,912
Class B	200,734	549,696
Class C	85,889	208,420
Class R	6,543	10,524
Institutional Class	640,381	1,210,145
	10,423,382	24,017,439
Cost of shares repurchased:
Class A	(12,789,465)	(24,923,762)
Class B	(3,771,354)	(6,948,820)
Class C	(775,209)	(3,229,220)
Class R	(156,160)	(109,795)
Institutional Class	(1,217,922)	(7,116,319)
	(18,710,110)	(42,327,916)
Decrease in net assets derived from capital share transactions	(8,286,728)	(18,310,477)
Net Decrease in Net Assets	(7,292,494)	(24,690,174)

Net Assets:
Beginning of period	126,106,199	150,796,373
End of period (including undistributed net investment income of $67 and $-, respectively)	$118,813,705	$126,106,199

See accompanying notes

9

Financial highlights

Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750	$ 7.590

Income (loss) from investment operations:
Net investment income	0.139	0.280	0.263	0.211	0.249	0.339
Net realized and unrealized gain (loss) on investments	0.076	(0.285)	0.086	0.077	0.050	0.227
Total from investment operations	0.215	(0.005)	0.349	0.288	0.299	0.566

Less dividends and distributions from:
Net investment income	(0.155)	(0.335)	(0.339)	(0.302)	(0.349)	(0.406)
Return of capital	—	—	—	(0.026)	—	—
Total dividends and distributions	(0.155)	(0.335)	(0.339)	(0.328)	(0.349)	(0.406)

Net asset value, end of period	$ 7.390	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Total return[2]	2.93%	(0.05% )	4.60%	3.77%	3.85%	7.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 70,455	$ 76,888	$ 94,777	$ 117,567	$ 151,135	$ 141,771
Ratio of expenses to average net assets	1.07%	1.05%	1.08%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.30%	1.22%	1.18%	1.60%	1.69%	1.64%
Ratio of net investment income to average net assets	3.71%	3.75%	3.38%	3.02%	3.17%	4.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.48%	3.58%	3.28%	2.47%	2.53%	3.84%
Portfolio turnover	225%	260%	283%	303%	501%	316%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750	$ 7.590

Income (loss) from investment operations:
Net investment income	0.113	0.228	0.208	0.161	0.194	0.283
Net realized and unrealized gain (loss) on investments	0.075	(0.285)	0.086	0.073	0.049	0.227
Total from investment operations	0.188	(0.057)	0.294	0.234	0.243	0.510

Less dividends and distributions from:
Net investment income	(0.128)	(0.283)	(0.284)	(0.252)	(0.293)	(0.350)
Return of capital	—	—	—	(0.022)	—	—
Total dividends and distributions	(0.128)	(0.283)	(0.284)	(0.274)	(0.293)	(0.350)

Net asset value, end of period	$ 7.390	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Total return[2]	2.57%	(0.74% )	3.87%	3.05%	3.12%	6.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,331	$15,926	$21,847	$28,087	$42,543	$46,486
Ratio of expenses to average net assets	1.77%	1.75%	1.78%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.00%	1.92%	1.88%	2.30%	2.39%	2.34%
Ratio of net investment income to average net assets	3.01%	3.05%	2.68%	2.32%	2.47%	3.73%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.78%	2.88%	2.58%	1.77%	1.83%	3.14%
Portfolio turnover	225%	260%	283%	303%	501%	316%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750	$ 7.590

Income (loss) from investment operations:
Net investment income	0.113	0.228	0.208	0.161	0.193	0.281
Net realized and unrealized gain (loss) on investments	0.075	(0.285)	0.086	0.073	0.050	0.227
Total from investment operations	0.188	(0.057)	0.294	0.234	0.243	0.508

Less dividends and distributions from:
Net investment income	(0.128)	(0.283)	(0.284)	(0.252)	(0.293)	(0.348)
Return of capital	—	—	—	(0.022)	—	—
Total dividends and distributions	(0.128)	(0.283)	(0.284)	(0.274)	(0.293)	(0.348)

Net asset value, end of period	$ 7.390	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Total return[2]	2.57%	(0.74%)	3.87%	3.05%	3.12%	6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,373	$ 5,747	$ 7,222	$ 8,634	$ 10,641	$ 8,728
Ratio of expenses to average net assets	1.77%	1.75%	1.78%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.00%	1.92%	1.88%	2.30%	2.39%	2.34%
Ratio of net investment income to average net assets	3.01%	3.05%	2.68%	2.32%	2.47%	3.73%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.78%	2.88%	2.58%	1.77%	1.83%	3.14%
Portfolio turnover	225%	260%	283%	303%	501%	316%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.340	$ 7.680	$ 7.660	$ 7.700	$ 8.040

Income (loss) from investment operations:
Net investment income	0.132	0.265	0.239	0.187	0.051
Net realized and unrealized gain (loss) on investments	0.075	(0.285)	0.096	0.075	(0.355)
Total from investment operations	0.207	(0.020)	0.335	0.262	(0.304)

Less dividends and distributions from:
Net investment income	(0.147)	(0.320)	(0.315)	(0.278)	(0.036)
Return of capital	—	—	—	(0.024)	—
Total dividends and distributions	(0.147)	(0.320)	(0.315)	(0.302)	(0.036)

Net asset value, end of period	$ 7.400	$ 7.340	$ 7.680	$ 7.660	$ 7.700

Total return[3]	2.82%	(0.25% )	4.41%	3.43%	(3.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 223	$ 323	$ 136	$ 63	$—
Ratio of expenses to average net assets	1.27%	1.25%	1.38%	1.35%	1.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.60%	1.52%	1.48%	1.90%	2.35%
Ratio of net investment income to average net assets	3.51%	3.55%	3.08%	2.72%	2.07%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.18%	3.28%	2.98%	2.17%	1.07%
Portfolio turnover	225%	260%	283%	303%	501%[4]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Commencement of operations. Ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     13

Financial highlights

Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750	$ 7.590

Income (loss) from investment operations:
Net investment income	0.150	0.303	0.286	0.233	0.272	0.361
Net realized and unrealized gain (loss) on investments	0.076	(0.285)	0.086	0.079	0.050	0.228
Total from investment operations	0.226	0.018	0.372	0.312	0.322	0.589

Less dividends and distributions from:
Net investment income	(0.166)	(0.358)	(0.362)	(0.324)	(0.372)	(0.429)
Return of capital	—	—	—	(0.028)	—	—
Total dividends and distributions	(0.166)	(0.358)	(0.362)	(0.352)	(0.372)	(0.429)

Net asset value, end of period	$ 7.390	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Total return[2]	3.08%	0.25%	4.91%	4.08%	4.15%	7.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,432	$27,222	$26,814	$28,939	$43,006	$41,225
Ratio of expenses to average net assets	0.77%	0.75%	0.78%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.00%	0.92%	0.88%	1.30%	1.39%	1.34%
Ratio of net investment income to average net assets	4.01%	4.05%	3.68%	3.32%	3.47%	4.73%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.78%	3.88%	3.58%	2.77%	2.83%	4.14%
Portfolio turnover	225%	260%	283%	303%	501%	316%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

14

Notes to financial statements

Delaware Core Plus Bond Fund

January 31, 2007 (Unaudited)

Delaware Group Government Fund (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund (formerly Delaware American Government Bond Fund) and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% . Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sale charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst

(continues)    15

Notes to financial statements

Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2007. Starting on February 1, 2007, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.70% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. A contractual waiver for Class A shares of 0.25% of average daily net assets will be effective February 1, 2007.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At January 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$44,488
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	25,561
Distribution fees payable to DDLP	34,440
Other expenses payable to DMC and affiliates*	5,159

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services expenses, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2007, the Fund was charged $2,972 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

For the six months ended January 31, 2007, DDLP earned $2,364 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2007, DDLP received gross contingent deferred sales charge commissions of $153, $14,845, and $28 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $15,826. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

16

3. Investments

For the six months ended January 31, 2007, the Fund made purchases of $34,223,512 and sales of $59,977,224 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2007, the Fund made purchases of $106,416,237 and sales of $86,563,521 of long-term U.S. government securities.

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments was $127,182,155. At January 31, 2007, the net unrealized depreciation was $1,422,575, of which $197,568 related to unrealized appreciation of investments and $1,620,143 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2007 and the year ended July 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/07*	7/31/06
Ordinary income	$2,573,099	$6,094,168

*	Tax information for the period ended January 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$141,125,324
Undistributed ordinary income	67
Capital loss carryforwards	(17,020,075)
Six month period realized losses	(2,664,816)
Post-October losses	(1,213,910)
Unrealized depreciation of investments	(1,412,885)
Net assets	$118,813,705

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$265,001
Accumulated net realized gain (loss)	(265,001)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2006 will expire as follows: $3,195,086 expires in 2007; $6,907,431 expires in 2008; $1,219,236 expires in 2009; $2,497,064 expires in 2012, and $1,839,322 expires in 2013; $1,361,936 expires in 2014.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
Shares sold:
Class A	614,300	1,089,876
Class B	112,767	179,096
Class C	35,976	246,344
Class R	6,168	39,691
Institutional Class	349,135	1,006,074

Shares issued upon reinvestment of
dividends and distributions:
Class A	156,655	389,713
Class B	26,964	73,502
Class C	11,536	27,863
Class R	886	1,417
Institutional Class	85,993	162,081
	1,400,380	3,215,657

Shares repurchased:
Class A	(1,718,180)	(3,348,751)
Class B	(506,943)	(928,429)
Class C	(103,811)	(431,929)
Class R	(20,891)	(14,797)
Institutional Class	(163,320)	(951,370)
	(2,513,145)	(5,675,276)
Net decrease	(1,112,765)	(2,459,619)

For the six months ended January 31, 2007 and the year ended July 31, 2006, 164,012 Class B shares were converted to 163,896 Class A shares valued at $1,219,826 and 155,319 Class B shares were converted to 155,319 Class A shares valued at $1,165,002, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

(continues)    17

Notes to financial statements

Delaware Core Plus Bond Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2007, or at any time during the period then ended.

8. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Swap Contracts

The Fund may enter into total return swap contracts in accordance with its investment objectives. A swap is a contract to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contract. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be Illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Other Fund Information Strategy Changes

Prior to February 1, 2007, the Delaware Core Plus Bond Fund was named the Delaware American Government Bond Fund. At the close of business on January 31, 2007, the Fund’s investment goal, strategies and policies changed. This conversion to a “Core Plus” investment program essentially created a different fund that does not primarily invest in U.S. government fixed-income securities. These changes are significant, impact fees, and present additional investment risk. In addition, these changes may impact future performance and create tax implications. For more information about the Fund, please obtain a copy of the Fund’s prospectus by calling 800-523-1918 or by visiting www.delawareinvestments.com.

18

About the organization

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

19

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1506)	Printed in the USA
SA-023 [1/07] CGI 3/07	MF-07-02-056 PO11663

Semiannual Report	Delaware
Inflation Protected
Bond Fund
January 31, 2007

                                           Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector/country allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	6
> Statements of changes in net assets	7
> Financial highlights	8
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2006 to January 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 to January 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Inflation Protected Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratios	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,006.80	0.77%	$3.89
Class B	1,000.00	1,002.90	1.52%	7.67
Class C	1,000.00	1,002.90	1.52%	7.67
Institutional Class	1,000.00	1,007.50	0.52%	2.63
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.32	0.77%	$3.92
Class B	1,000.00	1,017.54	1.52%	7.73
Class C	1,000.00	1,017.54	1.52%	7.73
Institutional Class	1,000.00	1,022.58	0.52%	2.65

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector/country allocation and credit quality breakdown

Delaware Inflation Protected Bond Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Agency Asset-Backed Securities	0.04%
Agency Collateralized Mortgage Obligations	0.04%
Agency Mortgage-Backed Securities	0.18%
Commercial Mortgage-Backed Securities	0.00%
Corporate Bonds	4.22%
Basic Industries	0.48%
Brokerage	0.41%
Consumer Cyclical	1.40%
Consumer Non-Cyclical	0.72%
Energy	0.07%
Financials	1.07%
Insurance	0.07%
Municipal Bonds	0.43%
Non-Agency Asset-Backed Securities	0.52%
Non-Agency Collateralized Mortgage Obligations	0.95%
Senior Secured Loans	0.27%
Sovereign Debt	2.49%
Brazil	0.50%
France	0.16%
Japan	0.98%
Sweden	0.85%
Supranational Banks	0.48%
U.S. Treasury Obligations	94.75%
Total Value of Securities	104.37%
Liabilities Net of Receivables and Other Assets	(4.37%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	94.47%
AA	0.14%
A	0.98%
BBB	0.69%
BB	1.94%
B	1.78%
Total	100.00%

Statement of net assets

Delaware Inflation Protected Bond Fund

January 31, 2007 (Unaudited)

		Principal
		Amountº	Value (U.S.$)
Agency Asset-Backed Securities – 0.04%
Fannie Mae Whole Loan
Series 2001-W2 AS5
6.473% 10/25/31	USD	14,195	$14,141
Total Agency Asset-Backed
Securities (cost $14,162)			14,141

Agency Collateralized Mortgage Obligations – 0.04%
Government National Mortgage
Association Series 2002-20 VD
6.00% 4/20/19		15,134	15,134
Total Agency Collateralized
Mortgage Obligations
(cost $15,475)			15,134

Agency Mortgage-Backed Securities – 0.18%
Fannie Mae S.F. 30 yr TBA
6.50% 2/1/37		60,000	61,013
Freddie Mac S.F. 30 yr
8.00% 5/1/31		5,868	6,180
Total Agency Mortgage-Backed
Securities (cost $67,500)			67,193

Commercial Mortgage-Backed Securities – 0.00%
Asset Securitization Series
1995-MD4 A1 7.10% 8/13/29		205	206
Total Commercial Mortgage-
Backed Securities (cost $210)			206

Corporate Bonds – 4.22%
Basic Industries – 0.48%
Bowater 9.00% 8/1/09		115,000	121,900
Catalyst Paper 8.625% 6/15/11		55,000	56,788
			178,688
Brokerage – 0.41%
LaBranche 9.50% 5/15/09		95,000	100,225
•Merrill Lynch 2.11% 3/12/07		50,000	49,935
			150,160
Consumer Cyclical – 1.40%
Ford Motor Credit 9.875% 8/10/11		155,000	166,108
General Motors
Acceptance Corporation
•6.31% 7/16/07		230,000	230,274
6.875% 9/15/11		100,000	101,586
MGM MIRAGE 9.75% 6/1/07		20,000	20,325
			518,293
Consumer Non-Cyclical – 0.72%
Pilgrim’s Pride 9.625% 9/15/11		100,000	105,000
US Oncology 9.00% 8/15/12		150,000	159,750
			264,750
Energy – 0.07%
•Secunda International
13.36% 9/1/12		25,000	26,125
			26,125
Financials – 1.07%
General Electric Capital
6.50% 1/29/09		245,000	165,500
Residential Capital
6.50% 4/17/13		25,000	25,264
6.875% 6/30/15		200,000	205,496
			396,260
Insurance – 0.07%
Marsh & McLennan
5.375% 3/15/07		25,000	24,996
			24,996
Total Corporate Bonds
(cost $1,536,342)			1,559,272

Municipal Bonds – 0.43%
•Massachusetts State Special
Obligation Revenue Loan
3.679% 6/1/22 (FSA)		150,000	159,803
Total Municipal Bonds
(cost $163,871)			159,803

Non-Agency Asset-Backed Securities – 0.52%
•Countrywide Asset-Backed
Certificates Series 2006-S7 A3
5.712% 11/25/35		195,000	193,974
Total Non-Agency Asset-Backed
Securities (cost $194,998)			193,974

Non-Agency Collateralized Mortgage Obligations – 0.95%
•Bank of America Mortgage
Securities Series 2002-K 2A1
5.491% 10/20/32		53,890	54,149
•Structured Adjustable Rate
Mortgage Loan Trust
Series 2005-22 4A2
5.379% 12/25/35		23,264	22,878
Series 2006-5 5A4
5.575% 6/25/36		47,536	46,904
•Washington Mutual Series
2003-AR7 A5 3.066% 8/25/33		19,076	18,692
•Wells Fargo Mortgage Backed
Securities Trust Series
2006-AR6 7A1 5.11% 3/25/36		211,576	206,830
Total Non-Agency Collateralized
Mortgage Obligations
(cost $348,989)			349,453

«Senior Secured Loans – 0.27%
@Visteon 8.18% 6/13/13		100,000	100,563
Total Senior Secured Loans
(cost $100,000)			100,563

(continues)     3

Statement of net assets

Delaware Inflation Protected Bond Fund

		Principal
		Amountº	Value (U.S.$)
Sovereign Debt – 2.49%
Brazil – 0.50%
Federal Republic of Brazil
6.00% 8/15/10	BRL	401,407	$183,687
			183,687
France – 0.16%
Government of France
3.00% 7/25/09	EUR	45,252	60,256
			60,256
Japan – 0.98%
Japanese Government CPI Linked
Bond 0.80% 3/10/16	JPY	45,180,000	361,814
			361,814
Sweden – 0.85%
Swedish Government
3.50% 12/1/15	SEK	1,750,000	315,579
			315,579
Total Sovereign Debt
(cost $894,647)			921,336

Supranational Banks – 0.48%
^International Bank for
Reconstruction & Development
7.541% 8/20/07	NZD	266,000	175,981
Total Supranational Banks
(cost $175,215)			175,981

U.S. Treasury Obligations – 94.75%
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	USD	5,274,380	4,947,821
2.375% 1/15/25		1,079,730	1,073,320
2.375% 1/15/27		2,233,279	2,222,376
3.375% 4/15/32		556,282	670,277
3.625% 4/15/28		87,212	105,029
3.875% 4/15/29		2,831,552	3,556,585
U.S. Treasury Inflation Index Notes
0.875% 4/15/10		21,274	20,234
1.875% 7/15/13		2,485,067	2,408,478
¥2.00% 1/15/14		7,448,541	7,251,563
2.00% 7/15/14		37,416	36,398
2.00% 1/15/16		3,832,682	3,710,365
2.375% 4/15/11		2,497,738	2,491,788
2.375% 1/15/17		104,919	104,714
2.50% 7/15/16		2,539,426	2,563,929
3.00% 7/15/12		1,216,051	1,254,433
3.375% 1/15/12		22,697	23,724
3.625% 1/15/08		118,494	119,680
3.875% 1/15/09		2,297,706	2,360,714
4.25% 1/15/10		95,817	100,866
Total U.S. Treasury Obligations
(cost $35,058,342)			35,022,294
Total Value of Securities – 104.37%
(cost $38,569,751)			$38,579,350
Liabilities Net of Receivables and
Other Assets – (4.37%)			(1,615,848)
Net Assets Applicable to 3,888,989
Shares Outstanding – 100.00%			$36,963,502

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($4,214,692 / 443,679 Shares)			$9.50
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($1,230,172 / 129,734 Shares)			$9.48
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($1,648,059 / 173,810 Shares)			$9.48
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($29,870,579 / 3,141,766 Shares)			$9.51

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)			$37,764,891
Distributions in excess of net investment income			(28,094)
Accumulated net realized loss on investments
and foreign currencies			(825,518)
Net unrealized appreciation of investments			52,223
Total net assets			$36,963,502

º	Principal amount shown is stated in the currency in which each security is denominated.

BRL — Brazilian Real
EUR — European Monetary Unit
JPY — Japanese Yen
NOK — Norwegian Kroner
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2007.
^	Zero coupon security. The interest rate shown is the yield at the time of purchase.
¥	Fully or partially pledged as collateral for financial futures contracts.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $100,563, which represented 0.27% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements.”

Summary of Abbreviations: CPI — Consumer Price Index FSA — Insured by Financial Security Assurance S.F. — Single Family TBA — To be announced yr — Year

Net Asset Value and Offering Price Per Share – Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$9.50
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$9.95

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to		In		Settlement	Appreciation
Receive (Deliver)		Exchange For		Date	(Depreciation)
JPY	(7,701,500)	USD	63,610	3/9/07	$ (516)
NOK	1,125,000	SEK	(1,251,833)	3/9/07	32
NZD	(505,882)	USD	344,713	3/8/07	(3,141)
SEK	(625,000)	USD	90,100	3/9/07	(15)
					$(3,640)

Futures Contracts2

	Notional			Unrealized
Contracts to	Cost	Notional	Expiration	Appreciation
Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
2 U.S. Treasury
2 year Notes	$408,511	$407,188	3/30/07	$ (1,323)
(3) U.S. Treasury
5 year Notes	(312,734)	(313,594)	4/4/07	(860)
(9) U.S. Treasury
10 year Notes	(963,200)	(960,750)	3/30/07	2,450
(15) U.S. Treasury
long Bonds	(1,698,519)	(1,651,875)	3/30/07	46,644
				$46,911

The use of foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to Financial Statements.”
2 See Note 9 in “Notes to Financial Statements.”

See accompanying notes

Statement of operations

Delaware Inflation Protected Bond Fund

Six Months Ended January 31, 2007 (Unaudited)

Investment Income:
Interest	$330,991
Foreign tax withheld	90	$331,081

Expenses:
Management fees	81,509
Distribution expenses – Class A	5,333
Distribution expenses – Class B	6,626
Distribution expenses – Class C	8,629
Registration fees	16,000
Legal fees	15,311
Custodian fees	14,456
Accounting and administration expenses	7,245
Dividend disbursing and transfer agent fees and expenses	6,289
Audit and tax	5,958
Trustees’ fees and benefits	5,357
Reports and statements to shareholders	5,160
Pricing fees	1,457
Insurance fees	852
Consulting fees	377
Trustees’ expenses	189
Dues and services	82
Taxes (other than taxes on income)	4	180,834
Less expenses absorbed or waived		(65,580)
Less expense paid indirectly		(1,055)
Total operating expenses		114,199
Net Investment Income		216,882

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		(276,616)
Futures contracts		(42,412)
Foreign currencies		14,082
Net realized loss		(304,946)
Net change in unrealized appreciation/depreciation of investments and foreign currencies		426,345
Net Realized and Unrealized Gain on Investments and Foreign Currencies		121,399

Net Increase in Net Assets Resulting from Operations		$338,281

See accompanying notes

Statements of changes in net assets

Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$216,882	$1,196,721
Net realized loss on investments and foreign currencies	(304,946)	(476,496)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	426,345	(310,404)
Net increase in net assets resulting from operations	338,281	409,821

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(47,006)	(180,305)
Class B	(12,388)	(34,713)
Class C	(15,763)	(53,418)
Institutional Class	(346,220)	(918,802)

Net realized gain on investments:
Class A	—	(5,315)
Class B	—	(1,084)
Class C	—	(1,665)
Institutional Class	—	(19,949)
	(421,377)	(1,215,251)

Capital Share Transactions:
Proceeds from shares sold:
Class A	201,106	2,234,918
Class B	58,800	893,757
Class C	234,136	1,179,016
Institutional Class	8,681,468	27,701,640

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	43,495	173,249
Class B	12,138	35,208
Class C	13,662	52,067
Institutional Class	346,120	938,126
	9,590,925	33,207,981
Cost of shares repurchased:
Class A	(287,049)	(669,094)
Class B	(214,742)	(70,413)
Class C	(213,310)	(94,425)
Institutional Class	(8,790,831)	(408,878)
	(9,505,932)	(1,242,810)
Increase in net assets derived from capital share transactions	84,993	31,965,171
Net Increase in Net Assets	1,897	31,159,741

Net Assets:
Beginning of period	36,961,605	5,801,864
End of period (including distributions in excess of net investment income of $28,094
and $1,818, respectively)	$36,963,502	$36,961,605

See accompanying notes

Financial highlights

Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	12/1/04[2]
	Ended	Ended	to
	1/31/07[1]	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.920	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.051	0.576	0.332
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.015	(0.408)	(0.075)
Total from investment operations	0.066	0.168	0.257

Less dividends and distributions from:
Net investment income	(0.106)	(0.531)	(0.337)
Net realized gain on investments	—	(0.017)	—
Total dividends and distributions	(0.106)	(0.548)	(0.337)

Net asset value, end of period	$9.500	$9.540	$9.920

Total return[4]	0.68%	1.75%	2.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,215	$4,276	$2,676
Ratio of expenses to average net assets	0.77%	0.75%	0.61%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.13%	1.24%	3.51%
Ratio of net investment income to average net assets	1.06%	5.96%	4.95%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	0.70%	5.47%	2.05%
Portfolio turnover	299%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	12/1/04[2]
	Ended	Ended	to
	1/31/07[1]	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.920	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.015	0.503	0.313
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.013	(0.410)	(0.074)
Total from investment operations	0.028	0.093	0.239

Less dividends and distributions from:
Net investment income	(0.088)	(0.456)	(0.319)
Net realized gain on investments	—	(0.017)	—
Total dividends and distributions	(0.088)	(0.473)	(0.319)

Net asset value, end of period	$9.480	$9.540	$9.920

Total return[4]	0.29%	0.97%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,230	$1,381	$544
Ratio of expenses to average net assets	1.52%	1.50%	0.88%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.88%	1.99%	4.25%
Ratio of net investment income to average net assets	0.31%	5.21%	4.68%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	(0.05% )	4.72%	1.31%
Portfolio turnover	299%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	12/1/04[2]
	Ended	Ended	to
	1/31/07[1]	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.920	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.015	0.504	0.314
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.013	(0.411)	(0.075)
Total from investment operations	0.028	0.093	0.239

Less dividends and distributions from:
Net investment income	(0.088)	(0.456)	(0.319)
Net realized gain on investments	—	(0.017)	—
Total dividends and distributions	(0.088)	(0.473)	(0.319)

Net asset value, end of period	$9.480	$9.540	$9.920

Total return[4]	0.29%	0.97%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,648	$1,622	$530
Ratio of expenses to average net assets	1.52%	1.50%	0.87%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.88%	1.99%	4.25%
Ratio of net investment income to average net assets	0.31%	5.21%	4.69%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	(0.05% )	4.72%	1.31%
Portfolio turnover	299%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	12/1/04[2]
	Ended	Ended	to
	1/31/07[1]	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.540	$ 9.920	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.063	0.600	0.339
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.019	(0.409)	(0.076)
Total from investment operations	0.082	0.191	0.263

Less dividends and distributions from:
Net investment income	(0.112)	(0.554)	(0.343)
Net realized gain on investments	—	(0.017)	—
Total dividends and distributions	(0.112)	(0.571)	(0.343)

Net asset value, end of period	$ 9.510	$ 9.540	$ 9.920

Total return[4]	0.75%	1.99%	2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,871	$29,683	$2,052
Ratio of expenses to average net assets	0.52%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.88%	0.99%	3.26%
Ratio of net investment income to average net assets	1.31%	6.21%	5.07%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	0.95%	5.72%	2.31%
Portfolio turnover	299%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Inflation Protected Bond Fund

January 31, 2007 (Unaudited)

Delaware Group Government Fund (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund (formerly Delaware American Government Bond Fund) and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly. ”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed 0.50% of average daily net assets of the Fund through November 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional class shares pay no distribution and services expenses.

At January 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$8,875
Dividend disbursing, transfer agent, accounting
and administration fees and other
expenses payable to DSC	3,634
Distribution fees payable to DDLP	3,329
Other expenses payable to DMC and affiliates*	428

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2007, the Fund was charged $859 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2007, DDLP earned $122 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2007, DDLP received gross contingent deferred sales charge commissions of $301 and $74 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $4,326. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2007, the Fund made purchases of $1,834,509 and sales of $1,640,862 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2007, the Fund made purchases of $53,223,843 and sales of $53,746,626 of long-term U.S. government securities.

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments was $38,960,944. At January 31, 2007, the net unrealized depreciation was $381,594, of which $114,617 related to unrealized appreciation of investments and $496,211 related to unrealized depreciation of investments.

(continues)     13

Notes to financial statements

Delaware Inflation Protected Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2007 and the year ended July 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/07*	7/31/06
Ordinary income	$421,377	$1,215,251

*Tax information for the period ended January 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$37,764,891
Capital loss carryforwards as of 7/31/06	(7,100)
Realized gains (losses) 8/1/06-1/1/07	(336,979)
Post-October losses	(43,335)
Other temporary differences	(31,734)
Unrealized depreciation of investments
and foreign currencies	(382,241)
Net assets	$36,963,502

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to- market of futures contracts, market-to-market of foreign currency contracts, straddle deferrals and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in Capital	$(146,444)
Undistributed net investment income	178,219
Accumulated net realized gain (loss)	(31,775)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $7,100 remaining at July 31, 2006 will expire in 2014.

For the six months ended January 31, 2007, the Fund had capital losses of $336,979 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
Shares sold:
Class A	20,949	229,120
Class B	6,119	93,405
Class C	24,498	121,027
Institutional Class	906,154	2,848,454

Shares issued upon reinvestment of
dividends and distributions:
Class A	4,532	17,942
Class B	1,265	3,651
Class C	1,424	5,419
Institutional Class	36,052	98,138
	1,000,993	3,417,156
Shares repurchased:
Class A	(29,989)	(68,639)
Class B	(22,370)	(7,200)
Class C	(22,098)	(9,903)
Institutional Class	(911,390)	(42,522)
	(985,847)	(128,264)
Net increase	15,146	3,288,892

For the six months ended January 31, 2007, 9,847 Class B shares were converted to 9,841 Class A shares valued at $94,193. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value

8. Foreign Currency Exchange Contracts (continued)

of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

10. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1490)	Printed in the USA
SA-556 [1/07] CGI 3/07	MF-07-02-060 PO11667

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

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(b) Management has made changes that have materially affected, or are reasonably like to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Government Fund

PATRICK P. COYNE
By: Patrick P. Coyne Title: Chief Executive Officer Date: November 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE

By: Patrick P. Coyne Title: Chief Executive Officer Date: March 27, 2007

RICHARD SALUS

By: Richard Salus Title: Chief Financial Officer Date: March 27, 2007

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